-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:3235-0307
                                                       Expires:May 31, 2000
                                                       Estimated average
                                                       burden hours per
                                                       response:212.95
                                                       -------------------------


     As filed with the Securities and Exchange Commission on April 17, 2000


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 78


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 80


                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                               Don L. Evans, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


[ ]    immediately  upon  filing  pursuant  to  Rule  485,  paragraph  (b)
[ ]    on ________________ pursuant  to Rule  485,  paragraph  (b)
[ ]    60 days  after filing  pursuant  to Rule 485,  paragraph  (a)(1)
[ ]    on _________________ pursuant to Rule 485, paragraph (a)(1)
[x]    75 days after filing pursuant to Rule 485,  paragraph  (a)(2)
[ ]    on _________________ pursuant  to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Virtual Growth/Value Fund.

LOGO







                                   PROSPECTUS


                                  JULY 1, 2000


                         MASTRAPASQUA GROWTH VALUE FUND



 MASTRAPASQUA  GROWTH  VALUE  FUND  SEEKS  LONG-TERM  CAPITAL   APPRECIATION  BY
      INVESTING PRIMARILY IN THE COMMON STOCK OF COMPANIES WHOSE VALUATION MAY NOT YET REFLECT THE PROSPECTS FOR ACCELERATED EARNINGS/CASH FLOW GROWTH.

              THE FUND DOES NOT PAY RULE 12B-1 (DISTRIBUTION) FEES.


                 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                    APPROVED OR DISAPPROVED THE FUND'S SHARES
                    OR DETERMINED WHETHER THIS PROSPECTUS IS
                              ACCURATE OR COMPLETE.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.










                            MASTRAPASQUA & ASSOCIATES

TABLE OF CONTENTS



         Risk/Return Summary

         Performance

         Fee Table

         Investment Objective, Principal Strategies and Principal Risks

         Management

         Your Account

                  How to Contact the Fund
                  General Information
                  Buying Shares
                  Selling Shares
                  Exchange Privileges
                  Retirement Accounts

         Other Information

         Financial Highlights

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE Mastrapasqua Growth Value Fund (the "Fund") seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

         [Margin callout: CONCEPTS TO UNDERSTAND

         COMMON STOCK means an equity or ownership interest in a company

         ACCELERATED EARNINGS OR CASH FLOW GROWTH means a dramatic increase in a company's earnings and/or cash flow

         MARKET CAPITALIZATION means the value of a company's common stock in the stock market]

The Fund invests primarily in the common stock of companies whose valuation may not yet reflect the prospects for accelerated earnings/cash flow growth. The Fund seeks growth opportunities among companies of various market capitalizations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

GENERAL RISKS You could lose money on your investment in the Fund or the Fund could underperform other investments. The principal risks of an investment in the Fund include:

o The stock market goes down
o The stock market  continues to undervalue the stocks in the Fund's portfolio
o The value of a share of the Fund will fluctuate
o The Fund's investment  adviser (the "Adviser") makes poor investment decisions

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

o Are willing to tolerate significant changes in the value of your investment o Are pursuing a long-term goal o Are willing to accept higher short-term risk for higher potential long-term return

The Fund may NOT be appropriate for you if you:

o Need regular income or stability of principal
o Are pursuing a short-term goal or investing emergency reserves

PERFORMANCE INFORMATION

Performance information is not provided because the Fund had not commenced operations prior to the date of this prospectus.

FEE TABLE

The following table describes the various fees and expenses that you will pay if you invest in the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

The Fund has no Shareholder fees.


ANNUAL FUND OPERATING EXPENSES (1) (expenses that are deducted from Fund assets)
     Advisory Fees                                                    1.00%
     Other Expenses                                                   0.75%
     TOTAL ANNUAL FUND OPERATING EXPENSES                             1.75%
     Fee Waiver and Expense Reimbursement(2)                          0.25%
     Net Expenses                                                     1.50%

(1)   Based on estimated amounts for the Fund's fiscal year ending May 31, 2001.
(2) The Adviser has, until September 30, 2001, agreed to voluntarily waive a portion of its fees and assume certain expenses so that Total Annual Fund Operating Expenses do not exceed 1.50%. Fee waivers and expense reimbursements may be reduced or eliminated at any time thereafter.



EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR             3 YEARS             5 YEARS              10 YEARS
     $198                $612              $1,052                $2,275

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

 [Margin callout: CONCEPTS TO UNDERSTAND

         UNDERVALUED SECURITIES means securities that are trading at prices below their intrinsic value


         PRICE/EARNINGS RATIO means the price of a stock divided by it's earnings per share]


INVESTMENT POLICIES


The  Fund  invests   primarily  in  the  common  stock  of  domestic  medium  to large-capitalization growth companies that the Adviser believes have a demonstrated record of achievement and excellent prospects for earnings/cash flow growth over a 3 to 5 year period. In selecting investments for the Fund, the Adviser looks for securities that it believes are undervalued, that is, securities that are trading at prices below their intrinsic value.


From time to time the Fund may invest in companies with a market capitalization of less than $1 billion and own securities of foreign-based companies. The Fund may also invest up to 15% of its assets in common stock that is not actively traded on a national or regional stock exchange.

THE ADVISER'S PROCESS

When selecting investments for the Fund's portfolio, the Adviser utilizes a process that considers the securities of "core" companies that the Adviser believes have shown above-average and consistent long-term growth in earnings and cash flow and have excellent prospects for future growth. These core companies generally have projected 3 to 5 year earnings and cash flow growth rates that exceed the Adviser's assessment of the companies' risk-adjusted price-to-earnings ratio. It is anticipated that, under normal market conditions, approximately 2/3 of the Fund's portfolio will consist of these core companies.

The balance of the Fund's investment portfolio, may consist of the securities of "accelerated earnings/cash flow growth" companies that the Adviser believes are either currently enjoying or are projected to enjoy a dramatic increase in earnings and/or cash flow. These companies often have been overlooked by the financial community and are believed to have valuations that have not been fully recognized by the market. The Adviser believes that these companies may experience an uncharacteristically rapid growth rate during the immediate 18 to 36 months.

These companies are typically newer additions to the portfolio and may become core holdings over time.

The Adviser expects to hold investments for an average of 18 to 36 months. However, changes in the Adviser's outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund may make short-term trades in order to take advantage of changing market, industry or company conditions. The Fund's portfolio turnover may vary greatly from year to year and during a particular year. The Adviser does not set a price target for its holdings in order to determine when to sell an investment. Rather, the Adviser generally will sell a security if one or more of the following occurs:

o    A change in the fundamentals of a company or industry
o    Excessive valuation
o The Adviser concludes that the management of a company has inaccurately assessed its prospects

TEMPORARY DEFENSIVE MEASURES In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and prime quality cash equivalents such as commercial paper and money market instruments. As a result, the Fund may be unable to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

GENERAL The Fund is designed for investors who are investing for the long term and is not intended for investors seeking assured income or preservation of capital. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities upon redemption. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment goal. An investment in the Fund is not by itself a complete or balanced investment program.

There is the risk that the market will not recognize the intrinsic value of the stocks held by the Fund for an unexpectedly long time. The smaller a company's market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock. There is also the risk that the Adviser's judgment as to the growth potential or value of a stock may prove to be wrong. Finally, a decline in investor demand for the stocks held by the Fund also may adversely affect the value of the stocks.

MANAGEMENT

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER


The Fund's Adviser is Mastrapasqua & Associates, 814 Church Street, Suite 600, Nashville, TN 37203. Mastrapasqua & Associates was incorporated in January 1993 and currently provides investment advisory services to banks, pension and profit sharing plans, trusts, corporations and other business entities, as well as other investment companies. As of March 31, 2000, the Adviser had approximately $1.8 billion of assets under management.


Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. For its services, the Fund pays the Adviser an advisory fee at an annual rate of 1.00% of the average daily net assets of the Fund.


PORTFOLIO MANAGERS

FRANK MASTRAPASQUA Chairman and Chief Executive Officer of the Adviser since 1993. Mr. Mastrapasqua has been jointly responsible for the day-to-day management of the Fund since its inception. Mr. Mastrapasqua has over 19 years of experience in the investment industry and prior to his establishment of the Adviser, was a Partner and Director of Research at J.C. Bradford & Co. Prior to that Mr. Mastrapasqua was a Senior Vice President, Chief Economist and Manager of Fixed Income Research at Solomon Smith Barney.

THOMAS TRANTUM President of the Adviser since 1993. Mr. Trantum has been jointly responsible for the day-to-day management of the Fund since it's inception. Mr. Trantum has over ___ years experience in the investment industry and prior to the establishment of the Adviser, was a Senior Security Analyst at J.C. Bradford & Co. Prior to that Mr. Trantum was Chief Executive Officer of Gulf & Mississippi Corporation, a railroad.


OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provide services to the Fund. As of March 31, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $[71] billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's accountant, Forum Shareholder Services, LLC ("Transfer Agent") is the Fund's transfer agent and Forum Trust, LLC is the Fund's custodian.


The Trust has adopted a shareholder servicing plan under which the Trust pays FAds a fee for providing shareholder service activities that are not otherwise provided by the Transfer Agent. FAds may pay this fee to various financial institutions that provide shareholder servicing to their customers invested in the Fund.


FUND EXPENSES

The Fund pays for all of its expenses. The Fund's expenses are comprised of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of the Fund. Any waiver or expense reimbursement would have the effect of increasing the Fund's performance for the period during which the waiver or reimbursement was in effect.

The Adviser has undertaken to waive a portion of its fees and/or to reimburse certain expenses in order to limit the Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.50% or less of the average daily net assets of the Fund until September 30, 2001.

YOUR ACCOUNT

[Margin call out:  HOW TO CONTACT THE FUND

WRITE TO US AT:
 Forum Funds
         P.O. Box 446
         Portland, Maine 04112

OVERNIGHT ADDRESS:
         Forum Funds
         Two Portland Square
         Portland, Maine 04101

TELEPHONE US AT:
         (800) XXX-XXXX or (800) XXX-XXXX (Toll Free)
         (207) XXX-XXXX

WIRE INVESTMENTS (OR ACH PAYMENTS) TO US AT:
         Bankers Trust Company
         New York, New York
         ABA #021001033
         FOR CREDIT TO:
         Forum Shareholder Services, LLC
         Account # 01-465-547
         Mastrapasqua Growth Value Fund
         (Your Name)
         (Your Account Number)]

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share (NAV) next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., eastern time, your transaction will be priced at the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive [MONTHLY] statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, then the Fund values securities at fair value pursuant to procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint and gifts or transfers to minors accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

         ACH PAYMENT Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days to settle. Your financial institution may charge you a fee for this service.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                                          MINIMUM INITIAL INVESTMENT   MINIMUM ADDITIONAL INVESTMENT
Standard Account                                                    $2,000                         $250
Traditional and Roth IRA Accounts                                   $1,000                         $250
Accounts With Systematic Investment Plans                            $250                          $250

ACCOUNT REQUIREMENTS

                     TYPE OF ACCOUNT                                              REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS:         o    Instructions must be signed by all persons required
Individual accounts are owned by one person, as are sole         to sign exactly as their names appear on the
proprietorship accounts.  Joint accounts have two or more        account
owners

GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA):                o    Depending on state laws, you can set up a  custodial
These  accounts  provide a way to give money to                  account  under the UGMA or UTMA
a child and obtain tax  benefits                            o    The  custodian  must sign instructions in a manner
                                                                 indicating custodial capacity
BUSINESS ENTITIES                                           o    Submit a Corporate/Organization Resolution form or
                                                                 similar document
TRUSTS                                                      o    The trust must be established before an account can
                                                                 be opened
                                                            o    Submit a Corporate/Organization Resolution form or
                                                                 similar document

INVESTMENT PROCEDURES

               HOW TO OPEN AN ACCOUNT                                 HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                    BY CHECK
o    Call or write us for an account application and/or     o    Fill out an investment slip from a confirmation or
     a Corporate Organization                                    write us a letter
o    Complete the application                               o    Write your account number on your check
o    Mail us your application and a check                   o    Mail us the slip (or your letter) and the check
BY WIRE                                                     BY WIRE
o    Call or write us for an account application and/or     o    Call to notify us of your incoming wire
     a Corporate/Organization Resolution form               o    Instruct your bank to wire your money to us
o    Complete the application
o    Call us and we will assign you an account number
o    Mail us your application
o    Instruct your bank to wire your money to us
BY ACH PAYMENT                                              BY SYSTEMATIC INVESTMENT
o    Call or write us for an account application and/or     o    Complete the systematic investment section of the
     a Corporate/Organization Resolution form                    application
o    Complete the application                               o    Attach a vioded check to your application
o    Call us and we will assign you an account number       o    Mail us the completed application
o    Mail us your application
o    Make an ACH payment

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four redemptions or exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly. Generally, the Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. The Fund may delay sending redemption proceeds until it has collected payment for the shares you are selling, which may take up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o    Prepare a written request  including:
     o    Your name(s) and  signature(s)
     o    Your account number
     o    The Fund name
     o    The dollar amount or number of shares you want to sell
     o    How and where to send the  redemption  proceeds
o    Obtain a signature  guarantee (if required)
o    Obtain other  documentation  (if required)
o    Mail us your request and  documentation BY
WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o    Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which the account is registered
     o    Additional form of identification
o    Redemption proceeds will be:
     o    Mailed to you OR
     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o    Complete the systematic withdrawal section of the application
o    Attach a voided check to your application
o    Mail us your completed application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Specific requirements are listed in the SAI or may be obtained by calling the Transfer Agent.

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRA accounts), the Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRA accounts) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may exchange your Fund shares and buy Investor class shares of any money market fund of the Trust by telephone or in writing. For a list of funds available for exchange, you may call the Transfer Agent. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o The names of the Fund from which you are selling and into which you are exchanging
     o The dollar amount or number of shares you want to sell (and exchange)
     o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Mail us your request and  documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which account is registered
     o    Additional form of identification

RETIREMENT ACCOUNTS

The Fund offers IRA accounts, including traditional and Roth IRA accounts. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

OTHER INFORMATION

DISTRIBUTIONS

The Fund distributes its net investment income quarterly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. The Fund's distributions of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held your Fund shares.

If you buy shares shortly before the Fund makes a distribution, you may pay the full price for the shares and then receive a portion of the price back as a distribution that may be taxable to you.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund will send you information about the Fund's distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this prospectus.

FOR MORE INFORMATION                                                                      LOGO

The following documents are available free upon request:

                           ANNUAL/SEMI-ANNUAL REPORTS                                     MASTRAPASQUA
  Additional information about the Fund's investments will be available in the            GROWTH VALUE
          Fund's annual and semi-annual reports to shareholders. In the                      FUND
    Fund's annualreport, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
         The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

                               CONTACTING THE FUND
 You can get free copies of both reports (when available) and the SAI, request other information and discuss your questions about the Fund by contacting the
                                   Fund at:

                        Forum Shareholder Services, LLC
                                 P.O. Box 446
                             Portland, Maine 04112
                                 800-XXX-XXXX
                                 800-XXX-XXXX
                                 207-XXX-XXXX

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
     You can also review the Fund's reports and SAI at the Public Reference
      Room of the Securities and Exchange Commission ("SEC"). You can get text-only copies, for a fee, by writing to the following:

                             Public Reference Room
                      Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                      E-mail address: publicinfo@sec.gov

  The scheduled hours of operation of the Public Reference Room may be obtained
        by calling the SEC at (202) 942-8090. Free copies of the reports             Forum Funds
  and SAI are available from the SEC's Internet website at http://www.sec.gov.       P.O. Box 446
                                                                                     Portland, Maine 04112
                                                                                     800-943-6786
                   Investment Company Act File No. 811-3023                          800-94FORUM
                                                                                     207-879-0001

                       STATEMENT OF ADDITIONAL INFORMATION


                                  JULY 1, 2000





                         MASTRAPASQUA GROWTH VALUE FUND




INVESTMENT ADVISER:


         Mastrapasqua & Associates
         814 Church Street, Suite 600
         Nashville, TN  37203


ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (800) 94FORUM
         (800) 943-6786
         (207) 879-0001




This Statement of Additional Information (the "SAI") supplements the Prospectus dated July 1 2000, as may be amended from time to time, offering shares of Mastrapasqua Growth Value Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services at the address or telephone number listed above.

                                TABLE OF CONTENTS


Glossary......................................................................1



1.  Investment Policies and Risks.............................................2



2.  Investment Limitations....................................................8



3.  Performance Data and Advertising..........................................10



4.  Management................................................................13


5.  Portfolio Transactions....................................................18



6.  Additional Purchase and Redemption Information............................21



7.  Taxation..................................................................23


8.  Other Matters.............................................................27



Appendix A - Description of Securities Ratings...............................A-1

                                    GLOSSARY


As used in this SAI, the following terms have the meanings listed.

         "Adviser" means Mastrapasqua & Associates.

         "Board" means the Board of Trustees of the Trust.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means Forum Trust, LLC, the custodian of the Fund's assets.

         "FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.

         "FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

         "Fitch" means Fitch IBCA, Inc.


         "FFS" means Forum Fund Services, LLC, the distributor of the shares of the Fund.

          "Fund" means Mastrapasqua Growth Value Fund.


         "Moody's" means Moody's Investors Service.

         "NRSRO" means a nationally recognized statistical rating organization.

         "NAV" means net asset value per share.

         "SEC" means the U.S. Securities and Exchange Commission.


         "S&P" means Standard & Poor's, a Division of the McGraw Hill Companies.


         "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent of the Fund.

         "Trust" means Forum Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

                        1. INVESTMENT POLICIES AND RISKS



The Fund is a diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund may make.


A.       SECURITY RATINGS INFORMATION


The Fund's investments in convertible securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in convertible securities that are considered investment grade. Investment grade securities are rated in the top four long-term rating categories by an NRSRO or are unrated and determined by the Adviser to be of comparable quality. The Fund may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase.

The lowest rated convertible security bond in which the Fund may invest is "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch. The lowest rated preferred stock in which the Fund may invest is "baa" in the case of Moody's and "BBB" in the case of S&P. Unrated securities may not be as actively traded as rated securities.


The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

B.       EQUITY SECURITIES

1.       COMMON AND PREFERRED STOCK

GENERAL. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.


RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.


2.       CONVERTIBLE SECURITIES


GENERAL. The Fund may invest in investment grade convertible securities. Investment grade securities are rated in the top four long-term rating categories or are unrated and determined by the Adviser to be of comparable quality. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.


A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3.       WARRANTS & STOCK RIGHTS


GENERAL. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. The Fund will limit its purchases of warrants to not more than 5% of the value of its total assets. The Fund may also invest up to 5% of its assets in stock rights. A stock rights is an option given to a shareholder to buy additional shares at a predetermined price during a specified time.


RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

4.       DEPOSITARY RECEIPTS

GENERAL. A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security. Depositary receipts include sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs (sometimes called Continental Depositary Receipts) are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets. The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

C.       FOREIGN SECURITIES


GENERAL. The Fund may invest in foreign securities but expects to limit investments in foreign issuers to less than 15% of its total assets. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of your assets.

RISKS. Dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States, and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.


Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

D.       REPURCHASE AGREEMENTS

1.       GENERAL

The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.       RISKS


The Fund may be exposed to the risks of financial failure or insolvency of another party. To help reduce those risks, the Adviser, subject to the Board's supervision, monitors and evaluates the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal credit risks and the benefits from the transaction justify the attendant risks.

E.       LEVERAGE

1.       GENERAL

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Lending portfolio securities are transactions involving leverage. The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.

2.       SECURITIES LENDING


The Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. Securities loans must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of a Fund's loan permits the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of a Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.


3.       RISKS

Leverage creates the risk of magnified capital losses. Borrowings and other liabilities that exceed the equity base of the Fund may magnify losses incurred by a Fund. Leverage may involve the creation of a liability that requires a Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.


SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

F.       ILLIQUID AND RESTRICTED SECURITIES

1.       GENERAL

The Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY


The Adviser makes determinations of liquidity pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.


An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

G.       U.S. GOVERNMENT SECURITIES

1.       GENERAL


U.S. Government Securities may be supported by the full faith and credit of the United States (e.g., mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (e.g., Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (e.g., Federal Home Loan Mortgage Corporation securities).


2.       RISKS

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it is not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

H.       BANK OBLIGATIONS

1.       GENERAL


The Fund may invest in obligations of U.S. banks including certificates of deposit, bankers' acceptances, having total assets at the time of purchase in excess of $1 billion. Such banks must also be members of the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft that has been drawn by a customer and are usually backed by goods in international trade. Certificates of deposit which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which could reduce the Fund's performance.

The Fund also may invest in certificates of deposit issued by foreign banks, denominated in any major foreign currency. The Fund will invest in instruments issued by foreign banks which, in the view of its investment adviser and the Trust's Trustees, are of credit-worthiness and financial stature in their respective countries comparable to U.S. banks in which the Fund invests.


2.       RISKS


Obligations of banks are debt securities. The value of debt securities may fluctuate in response to changes in interest rates. An increase in interest rates typically cause a fall in the value of the debt securities in which the Fund may invest. Debt securities are also subject to the risk that the issuer's financial condition may change. The issuer, for example, may default or become unable to pay interest or principal due on the security.


I.       CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. The Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert a Fund to a Core and Gateway structure without notice to the shareholders.

J.       TEMPORARY DEFENSIVE POSITION

The Fund may assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.


Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include U.S. Government Securities, time deposits, bankers' acceptances and certificates of deposit of depository institutions (such as banks), corporate notes and short-term bonds and money market mutual funds. The Fund may only invest in money market mutual funds to the extent permitted by the 1940 Act.


The money market instruments in which the Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. These obligations often include the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

K.       YEAR 2000


The date change transition to the Year 2000 prompted concern that certain computer systems may not process date-related information properly on and after January 1, 2000. The Adviser and the Fund's administrator have addressed and continue to monitor this Year 2000 issue and its possible impact on their systems. The Fund's other service providers have informed the Fund that they are taking similar measures. Services provided to the Fund or any companies in which it invests could still be adversely affected by a computer's failure to accurately process date related information and, therefore, may lower the value of your shares. While no adverse consequences have yet arisen, or have been reported to the Adviser or the Fund's administrator, there is still the possibility that certain computer systems may not be able to process date-related information at some point during the year.


                            2. INVESTMENT LIMITATIONS



For purposes of all investment policies of the Fund: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term "Code" includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.


Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.


Fundamental policies of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval. The Fund's investment objective is a fundamental policy.


A.       FUNDAMENTAL LIMITATIONS

The Fund has adopted the following fundamental policies.

1.       DIVERSIFICATION


         The Fund may not, with respect to 75% of its assets, purchase a security if as a result: (1) more than 5% of its assets would be invested in the securities of any single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer. This restriction does not apply to securities issued by the U.S. Government, its agencies or instrumentalities. The Fund reserves the right to invest up to 100% of its investable assets in one investment company.


2.       CONCENTRATION


         The Fund will not invest 25% or more of the value of its assets in any one industry.


3.       UNDERWRITING ACTIVITIES


         The Fund will not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S. securities laws.

4.       BORROWING


         The Fund may borrow money for the meeting of redemption requests, but not in excess of 33 1/3% of the value of the Fund's total assets (computed immediately after the borrowing) subject to investment limitations specified in the Fund's prospectus.


5.       MARGIN AND SHORT SALES


         The Fund may not purchase securities on margin; however, the Fund may make margin deposits in connection with permissible futures contracts, options and other investments. The Fund may not sell securities short.


6.       INVESTING FOR CONTROL


         The Fund may not make investments for the purpose of exercising control or management.


7.       REAL ESTATE


         The Fund may not purchase or sell real estate, provided that the Fund may invest in securities issued by companies that invest in real estate or interests therein.


8.       LENDING


         The Fund will not lend money except in connection with permissible debt instruments. The Fund may make loans of portfolio securities and enter into repurchase agreements.


9.       SENIOR SECURITIES


         The Fund will not issue senior securities except pursuant to Section 18 of the 1940 Act.


B.       NONFUNDAMENTAL LIMITATIONS


The Fund has adopted the following nonfundamental investment limitations:


1.       ILLIQUID SECURITIES

         The Fund may not invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value, (2) repurchase agreements not entitling the holder to payment of principal within seven days and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees.

2.       WARRANTS

         The Fund may not invest in warrants, valued at the lower of cost or market, more than 5% of the value of the Fund's net assets (included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value).

3.       PLEDGING

         The Fund may not purchase securities on margin; however, the Fund may make margin deposits in connection with any hedging instruments, which it may use as permitted by any of its other fundamental policies.


                       3. PERFORMANCE DATA AND ADVERTISING


A.       PERFORMANCE DATA

The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc. (IBC Financial Data,) Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australia, Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Fund's performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

The Fund's performance may be quoted in terms of yield or total return.

1.       SEC YIELD

Standardized SEC yields for the Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in the Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of the Fund are not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of the Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare the Fund's yield information directly to similar information regarding investment alternatives that are insured or guaranteed.

Yield quotations are based on amounts invested in the Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

Yield is calculated according to the following formula:
                        a - b
         Yield = 2[(------ + 1)6  - 1]
                         cd
         Where:
                  a        =        dividends and interest earned during the
                                    period
                  b        =        expenses accrued for the period (net of
                                    reimbursements)
                  c        =        the  average  daily  number of shares
                                    outstanding  during the period that were
                                    entitled to receive dividends
                  d        =        the maximum offering price per share on the
                                    last day of the period

2.       TOTAL RETURN CALCULATIONS

The Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in the Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending redeemabl value: ERV is the value, at
                                    the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         The Fund may quote unaveraged or cumulative total returns that reflect the Fund's performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration the Fund's front-end sales charge or contingent deferred sales charge (if applicable).

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

C.       OTHER MATTERS

The Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in the Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                  SYSTEMATIC                    SHARE                SHARES
PERIOD            INVESTMENT                    PRICE               PURCHASED
------            ----------                    -----               ---------
   1                 $100                        $10                  10.00
   2                 $100                        $12                   8.33
   3                 $100                        $15                   6.67
   4                 $100                        $20                   5.00
   5                 $100                        $18                   5.56
   6                 $100                        $16                   6.25
                     ----                        ---                   ----
        TOTAL                     AVERAGE                       TOTAL
       INVESTED          $600      PRICE        $15.17          SHARES 41.81

In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices

                                  4. MANAGEMENT

A.       TRUSTEES AND OFFICERS


The names of the Trustees and executive officers of the Trust and certain related information is set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).

-------------------------------------------- -----------------------------------------------------------------------
NAME, POSITION WITH THE TRUST,               PRINCIPAL OCCUPATION(S) DURING
DATE OF BIRTH AND ADDRESS                    PAST 5 YEARS
-------------------------------------------- -----------------------------------------------------------------------
John Y. Keffer*,  Chairman and President     Member and Director,  Forum  Financial Group,  LLC (a mutual fund
Born:  July 15, 1942                         services  holding  company) Two
Portland  Square                             Director,  Forum  Fund  Services,  LLC  (Trust's  underwriter)
Portland,  ME 04101                          Officer of six other  investment  companies for which Forum Financial
                                             Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
Costas Azariadas, Trustee                    Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                     Visiting Professor of Economics, Athens University of Economics and
Department of Economics                      Business 1998-1999

University of California                     Trustee of Core Trust (Delaware), a registered investment company.
Los Angeles, CA 90024

-------------------------------------------- -----------------------------------------------------------------------

James C. Cheng, Trustee                      President,  Technology  Marketing Associates (marketing company for
Born: July 26, 1942                          small and medium size businesses in New England)
27 Temple  Street                            Trustee of Core Trust  (Delaware),  a  registered  investment company.

Belmont, MA 02718
-------------------------------------------- -----------------------------------------------------------------------
J. Michael Parish, Trustee                   Partner, Thelen Reid & Priest LLP (law firm)

Born:  November 9, 1943                      Trustee of Core Trust (Delaware), a registered investment company.

40 West 57th Street
New York, NY 10019
-------------------------------------------- -----------------------------------------------------------------------

Stephen J. Barrett, Vice President           Senior Relationship Manager,  Forum Financial Group, LLC since 1996
Born:  November 14, 1968                     Senior Product Manager,  Fidelity Investments,  1994 - 1996
Two Portland  Square                         Officer of four other  investment companies for which Forum Financial
Portland,  Maine 04101                       Group,  LLC provides services

-------------------------------------------- -----------------------------------------------------------------------
David I. Goldstein, Vice President           General Counsel, Forum Financial Group LLC
Born:  August 3, 1961                        Officer of five other investment companies for which Forum Financial
Two Portland Square                          Group, LLC provides services
Portland, ME 04101
-------------------------------------------- -----------------------------------------------------------------------

Ronald H. Hirsch,  Treasurer                 Managing Director, Forum Financial Group, LLC since 1999
Born:  October 14, 1943                      Member of the Board - Citibank  Germany 1991 - 1998
Two Portland  Square                         Officer of six other  investment  companies for which Forum Financial
Portland, ME 04101                           Group, LLC provides services

-------------------------------------------- -----------------------------------------------------------------------
Leslie K. Klenk, Secretary                   Counsel, Forum Financial Group, LLC since 1998

Born:  August 24, 1964                       Associate General Counsel,  Smith Barney Inc.  (brokerage firm) 1993 -
Two Portland Square                          1998
Portland, ME 04101                           Officer of one other  investment  company  for which  Forum  Financial

                                             Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------

B.       COMPENSATION OF TRUSTEES AND OFFICERS


Effective February 7, 2000, each Trustee of the Trust is paid an annual retainer fee of $6,000 for his service to the Trust. In addition, each Trustee is paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as a Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Trust and by the "Fund Complex". The Fund Complex includes the Trust and Core Trust (Delaware), another registered investment company.

-------------------------- ------------------ -------------- --------------- -------------------------------

                             Compensation                                    Total Compensation from Trust
         Trustee              from Trust        Benefits       Retirement           and Fund Complex

-------------------------- ------------------ -------------- --------------- -------------------------------
John Y. Keffer                    $0               $0              $0                      $0
-------------------------- ------------------ -------------- --------------- -------------------------------
Costas Azariadis                $13,300            $0              $0                   $23,800
-------------------------- ------------------ -------------- --------------- -------------------------------
James C. Cheng                  $14,800            $0              $0                   $25,300
-------------------------- ------------------ -------------- --------------- -------------------------------
J. Michael Parish               $14,800            $0              $0                   $25,300
-------------------------- ------------------ -------------- --------------- -------------------------------

C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER


The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Under this agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.


2.       FEES


The Adviser's fee is calculated as a percentage of the Fund's average daily net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invest in the Fund. [IF YOU HAVE A SEPARATELY MANAGED ACCOUNT WITH THE ADVISER WITH ASSETS INVESTED IN THE FUND, THE ADVISER WILL CREDIT AN AMOUNT EQUAL TO ALL OR A PORTION OF THE FEES RECEIVED BY THE ADVISER AGAINST ANY INVESTMENT MANAGEMENT FEE RECEIVED FROM THE CLIENT.]


3.       OTHER PROVISIONS OF ADVISER'S AGREEMENT


The Adviser's agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the agreement must be approved at least annually by the Board or by majority vote of the Fund's shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The agreement is terminable without penalty by the Trust on 60 days' written notice when authorized either by a vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The agreement terminates immediately upon assignment.

Under the agreement, the Adviser is not liable for any mistake of judgment or in any event whatsoever except for breach of fiduciary duty, willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.


D.       DISTRIBUTOR


1.       SERVICES OF DISTRIBUTOR

FFS serves as the distributor (also known as principal underwriter) of the shares of the Fund and is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.


FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. Forum Financial Group, LLC is controlled by John Y. Keffer.

Under a distribution agreement with the Trust (the "Distribution Agreement"), FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.


2.       FEES

For distribution services under the Agreement, the Distributor receives: (i) any applicable sales charge assessed upon investors in connection with the purchase of Shares; (ii) from the Trust, any applicable contingent deferred sales charge ("CDSC") assessed upon investors in connection with the redemption of Shares;
(iii) from the Trust, the distribution service fees with respect to the Shares of certain classes for which a Plan is effective (the "Distribution Fee"); and
(iv) from the Trust, the shareholder service fees with respect to the Shares of certain classes for which a Service Plan is effective (the "Shareholder Service Fee").

3.       OTHER PROVISIONS OF DISTRIBUTION AGREEMENT

The agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the agreement must be approved at least annually by the Board or by majority vote of the Fund's shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The agreement is terminable without penalty by the Trust on 60 days' written notice when authorized either by a vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The agreement terminates immediately upon assignment.

Under the agreement, the Distributor is not liable for any mistake of judgment or in any event whatsoever except for breach of fiduciary duty, willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement with respect to the Fund or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.


E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), Forum Administrative Services, LLC (FAdS) is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from the Fund at an annual rate of 0.20% of the average daily net assets of the Fund. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the Administration Agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

2.       FUND ACCOUNTANT

As fund accountant, pursuant to an accounting agreement with the Trust (the "Accounting Agreement"), Forum Accounting Services, LLC (FAcS) provides fund accounting services to the Fund. These services include calculating the NAV per share of the Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from the Fund at an annual rate of $36,000 with certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.

The Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to a transfer agent agreement with the Trust (the "Transfer Agent Agreement"), the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives 0.25% of the average daily net assets of the Fund, an annual fee of $12,000 and $18 per shareholder account.

The Transfer Agent Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Transfer Agent Agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to the Fund on 60 days' written notice.

Under the Transfer Agent Agreement, the Transfer Agent is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the Transfer Agent Agreement, the Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control the Transfer Agent) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

4.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

5.       LEGAL COUNSEL


________________, 1200 G Street, N.W., Washington, D.C. 20005, passes upon legal matters in connection with the issuance of shares of the Trust.


6.       INDEPENDENT AUDITORS

________________, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, independent auditors, have been selected as auditors for the Fund. The auditors audit the annual financial statements of the Fund and provide the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.

                            5. PORTFOLIO TRANSACTIONS


A.       HOW SECURITIES ARE PURCHASED AND SOLD


Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.


Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Fund does not have any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.       CHOOSING BROKER-DEALERS


The Fund may not always pay the lowest commission or spread available. The spread is the difference between the bid and offer price. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.


Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) take into account payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.)

2.       OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Adviser may execute a transaction through a broker and pay a slightly higher commission than another broker might charge. The higher commission is paid because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

3.       COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4.       TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

5.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

C.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

                6. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.


Shares of the Fund as well as other series of the Trust may not be available for sale in the sate in which you reside. Please check with your investment professional to determine a class or fund's availability.


B.       ADDITIONAL PURCHASE INFORMATION

The distributor sells shares of the Fund on a continuous basis. The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value, which is readily ascertainable.

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.


If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.


You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

2.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.


3.       SIGNATURE GUARANTEES

For requests made in writing, a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name.
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account


D.       NAV DETERMINATION

In determining the Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

                                   7. TAXATION


The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders that are not described in the prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and their shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisor as to the federal, state, local and foreign tax provisions applicable to them.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.


The tax year end of the Fund is May 31 (the same as the Fund's fiscal year end).


1.       MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of long-term capital gains over long-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company the Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income (that is, net investment income and capital gain net income) for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its net investment income for each tax year. These distributions are taxable to you as ordinary income. These distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduces your tax basis in the shares and is treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.


You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.


If you purchase shares of the Fund just prior to the ex-dividend date of a distribution, you will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

If you hold shares for six months or less and redeem shares at a loss after receiving a capital gain distribution, the loss will be treated as a long-term capital loss to the extent of the distribution.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally is considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.


Any option, futures contract, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund that may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of Section 1256 contracts.


D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of ordinary its taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in a calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or November 30 or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. For this purpose, the special holding period rules of Code Section 246(c) (3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

F.       WITHHOLDING TAX

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide correct tax payer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund, capital gain distributions from the Fund and amounts retained by the Fund that are designated as undistributed capital gain.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the rules for U.S. federal income taxation described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund, distributions from the Fund and the applicability of foreign taxes and related matters.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the rules for U.S. federal income taxation described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund, distributions from the Fund and the applicability of state and local taxes and related matters.

                                8. OTHER MATTERS


A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION


The Trust's predecessor, Forum Funds, Inc. was established on March 24, 1980 under the name Fahnestock Daily Income Fund, Inc. Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.


The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Investors Bond Fund                            Payson Value Fund
TaxSaver Bond Fund                             Payson Balanced Fund
Investors High Grade Bond Fund                 Austin Global Equity Fund
Maine Municipal Bond Fund                      Polaris Global Value Fund
New Hampshire Bond Fund                        Investors Equity Fund
Daily Assets Government Fund                   Equity Index Fund
Daily Assets Treasury Obligations Fund         Investors Growth Fund
Daily Assets Cash Fund                         BIA Small-Cap Growth Fund
Daily Assets Government Obligations Fund       BIA Growth Equity Fund
Daily Assets Municipal Fund                    Mastrapasqua Growth Value Fund


The  Trust  offers   shares  of   beneficial   interest  in  an   institutional,
institutional service, and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and the Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and each class' performance will be affected by its expenses.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan that pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and
(2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those such classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.


Upon written request of shareholders representing 10% or more of the Trust's (or a series') outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.


4.       CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

B.       FUND OWNERSHIP


As of July 1, 2000, and prior to the public offering of the Fund, the Adviser beneficially owned 100% of and may be deemed to control the Fund. Frank Mastrapasqua owns 100% of the shares of the Adviser. As of the same date, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding Shares of the Fund. From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.


C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY


Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Forum Funds' Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.


The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS


A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       MOODY'S INVESTORS SERVICE

AAA Bonds, which are rated Aaa, are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds, which are rated Aa, are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds, which are rated B generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds, which are rated Caa, are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds, which are rated Ca, represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+
AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+
A, A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+
BBB
BBB- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+
BB
BB- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

B+
B, B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.

4.       FITCH IBCA, INC.

         INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

B.       PREFERRED STOCK

1.       MOODY'S INVESTORS SERVICE

AAA An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue that is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B,CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.       STANDARD AND POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

3.       FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.D-1

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant dated August 29, 1995 as amended on June 25, 1999 (see Note 1).

(b)     By-Laws of Registrant (see Note 2).

(c)     See Sections 2.04 and 2.07 of the Trust Instrument filed as Exhibit (a).

(d)(1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (see Note 3).

   (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (see Note 3).


   (3)      Investment   Advisory   Agreement  between  Registrant  and  Forum
            Investment Advisors, LLC relating to Investors Bond Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (see Note 4).


   (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (see Note 5).

   (5) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Investors Equity Fund dated as of December 5, 1997 (see Note 6).

   (6) Investment Subadvisory Agreement between H.M. Payson & Co. and Peoples Heritage Bank relating to Investors Equity Fund dated as of December 5, 1997 (see Note 7).

   (7) Investment Advisory Agreement between Registrant and Brown Investment Advisory & Trust Company relating to BIA Small-Cap Growth Fund and BIA Growth Equity Fund, dated as of June 29, 1999 (see Note 1).


   (8) Form of Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Virtual Growth/Value Fund (filed herewith).


(e)(1) Form of Selected Dealer Agreement between Forum Financial Services, Inc. and securities brokers (see Note 3).

   (2) Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (see Note 3).


   (3) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Value Fund, BIA Growth Equity Fund, BIA Small-Cap Growth Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund,
            TaxSaver Bond Fund and Virtual Growth/Value Fund dated as of February 28, 1999 (see Note 1).


   (4) Sub-Distribution Agreement between Forum Fund Services, LLC and Forum Financial Services, Inc. dated March 1, 1999 (see Note 8).

(f)      None.


(g)(1) Custodian Agreement between Registrant and Forum Trust dated May 12, 1999 relating to Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, Virtual Growth/Value Fund and Investor Shares, Institutional Shares and

            Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, undated (see Note 8).

   (2) Master Custodian Agreement between Forum Trust and Bankers Trust Company relating to Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, Virtual Growth/Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, dated April 20, 1999 (see Note 8).

(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BIA Growth Equity Fund, BIA Small-Cap Growth Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, Virtual Growth/Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997 and amended as of December 5, 1997 (see Note 8).

   (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BIA Growth Equity Fund, BIA Small-Cap Growth Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, Virtual Growth/Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997, as amended December 5, 1997 (see Note 8).

   (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BIA Growth Equity Fund, BIA Small-Cap Growth Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, Virtual Growth/Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of May 19, 1998, as amended May 21, 1999 (See Note 9).


   (4) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Government Obligations Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Municipal Fund and Daily Assets Treasury Obligations Fund (see Note 10).

   (5) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (see Note 6).


   (6) Shareholder Service Plan of Registrant dated March 1, 2000 relating to BIA Small Cap Growth Fund and BIA Growth Equity Fund (filed herewith).


(i)      Opinion of Seward & Kissel LLP dated January 5, 1996 (see Note 11).


(j)      None.

(k)      None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (see Note 3).

(m) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Asset Cash Fund and Daily Assets Municipal Fund (see Note 12).

(n)      18f-3 plan adopted by Registrant (see Note 3).


(p)  (1) Code of Ethics adopted by Registrant (filed herewith).

     (2) Code of Ethics adopted by Brown Investment Advisors (filed herewith).

     (3) Code of Ethics adopted by H.M. Payson & Co (filed herewith).

     (4) Code of Ethics adopted by Austin Investment Management, Inc. (filed herewith).

     (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (filed herewith).

     (6) Code of Ethics adopted by Polaris Capital Management, Inc. (filed herewith).

     (7) Code of Ethics adopted by Peoples Heritage Bank (filed herewith).

     (8) Code of Ethics adopted by Wells Capital Management (filed herewith).

     (9) Code of Ethics adopted by Wells Fargo Bank (filed herewith).

     (10)Joint Code of Ethics adopted by Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (filed herewith).


Other Exhibits:

(A) Power of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (see Note 13).

(B)      Power of Attorney for John Y. Keffer, Trustee of Registrant (see Note
         6).

(C) Power of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Core Trust (Delaware) (see Note 14).

---------------
Note:

(1) Exhibit incorporated by reference as filed in post-effective amendment No.73 via EDGAR on July 30, 1999, accession number 0001004402-99-000341.

(2) Exhibit incorporated by reference as filed in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707.

(3) Exhibit incorporated by reference as filed in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307.

(4) Exhibit incorporated by reference as filed in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281.

(5) Exhibit incorporated by reference as filed in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339.

(6) Exhibit incorporated by reference as filed in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530.

(7) Exhibit incorporated by reference as filed in post-effective amendment No. 64 via EDGAR on July 31, 1998, accession number 0001004402-98-000421.

(8) Exhibit incorporated by reference as filed in post-effective amendment No. 72 via EDGAR on June 16, 1999, accession number 0001004402-99-000308.

(9) Exhibit incorporated by reference as filed in post-effective amendment No. 75 via EDGAR on September 30, 1999, accession number 0001004402-99-000395.

(10) Exhibit incorporated by reference as filed in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189.

(11) Exhibit incorporated by reference as filed in post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216.

(12) Exhibit incorporated by reference as filed in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648.

(13) Exhibit incorporated by reference as filed in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780.

(14) Exhibit incorporated by reference as filed in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUNDS

         Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, and Daily Assets Municipal Fund may be deemed to control Treasury Cash Portfolio, Government Portfolio and Municipal Cash Portfolio, respectively, each a series of Core Trust (Delaware).

ITEM 25.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
         Section 10.02 of Registrant's Trust Instrument provides as follows:

         "10.02.  INDEMNIFICATION.

         (a)      Subject to the exceptions and limitations contained in Section
         (b) below:

                  "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b)      No indemnification shall be provided hereunder to a Covered
Person:

                  (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                           (A) By the court or other body approving the settlement;

                           (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

         provided,   however,   that  any  Holder  may,  by  appropriate   legal
         proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         (e) Conditional advancing of indemnification  monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc., H.M. Payson & Co. and Forum Investment Advisers, LLC (Investors Bond Fund, Investors High Grade Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Investors Growth Fund) include language similar to the following:

         "Section 4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Polaris Capital Management, Inc. and Brown Investment Advisors & Trust Company provide as follows:

         "SECTION  5.  STANDARD  OF CARE.  (a) The  Trust  shall  expect  of the
         Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

         With  respect  to  indemnification  of the  underwriter  of the  Trust,
         Section 8 of the Distribution Agreement provides:

         "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii)  any  act  of,  or   omission   by,   Distributor   or  its  sales
         representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Forum Investment Advisors, LLC


         The description of Forum Investment Advisors, LLC (investment adviser to Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Investors Growth Fund, Virtual Growth/Value Fund and the Institutional, Institutional Service, and Investor classes of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund, and Daily Assets Municipal
         Fund) contained in Parts A and B of this filing, Parts A and B of post-effective amendment No. 77 to the Trust's Registration Statement (accession number 0001004402-99-000487) and in Parts A and B of post-effective amendment No. 73 to the Trust's Registration Statement (accession number 0001004402-99-000341) is incorporated by reference herein.


         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

                           Forum Holdings Corp. I., Member.
                           Forum Trust, LLC, Member.

         Both Forum Holdings Corp. I. and Forum Trust are controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is President of Forum Trust and Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group's operating subsidiaries provide services.

         The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group provides services.

         Name                                 Title                               Business Connection
         .................................... ................................... ..................................
         David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              General Counsel                     Forum Financial Group, LLC
                                              ................................... ..................................
                                              Officer                             other Forum affiliated companies
         .................................... ................................... ..................................
         John Burns                           Director                            Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              Director                            Forum Financial Group, LLC
                                              ................................... ..................................
                                              Officer                             other Forum affiliated companies
         .................................... ................................... ..................................
         Marc Keffer                          Assistant Secretary                 Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              Corporate Counsel                   Forum Financial Group, LLC
                                              ................................... ..................................
                                              Officer                             other Forum affiliated companies


(b)      H.M. Payson & Co.

         The description of H.M. Payson & Co. (investment adviser to Payson Value Fund, Payson Balanced Fund and Investors Equity Fund) contained in Parts A and B of post-effective amendment No. 73 to the Trust's Registration Statement (accession number 0001004402-99-000341) is incorporated by reference herein.

         The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.


         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Adrian L. Asherman                    Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         John C. Downing                       Managing Director, Treasurer       H.M. Payson & Co.
         ..................................... .................................. ...................................
         Thomas M. Pierce                      Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         Peter E. Robbins                      Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         John H. Walker                        Managing Director, President       H.M. Payson & Co.
         ..................................... .................................. ...................................
         Teresa M. Esposito                    Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         John C. Knox                          Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         Harold J. Dixon                       Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         Michael R. Currie                     Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         William O. Hall, III                  Managing Director                  H.M. Payson & Co.


(c)      Austin Investment Management, Inc.

         The description of Austin Investment Management, Inc. (investment adviser to Austin Global Equity Fund) contained in Parts A and B of post-effective amendment No. 73 to the Trust's Registration Statement (accession number 0001004402-99-000341), is incorporated by reference herein.


         The following is the director and principal executive officer of Austin Investment Management, Inc., 375 Park Avenue, New York, New York 10152, including his business connections, which are of a substantial nature.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Peter Vlachos                         Director, President, Treasurer,    Austin Investment Management Inc.
                                               Secretary


(d)      Peoples Heritage Bank

         The description of Peoples Heritage Bank ("Peoples") (investment sub-adviser to Investors Equity Fund) contained in Parts A and B of post-effective amendment No. 75 to the Trust's Registration Statement (accession number 0001004402-99-000395) is incorporated by reference herein.

         The following are the officers of Peoples Trust and Investment Group, including their business connections, which are of a substantial nature, who provide investment advisory related services. Unless otherwise indicated below, the principal business address of Peoples with which these are connected is One Portland Square, Portland, Maine 04101.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Gary L. Robinson                      Executive Vice President           Peoples
         ..................................... .................................. ...................................
         Dorothy M. Wentworth                  Vice President                     Peoples
         ..................................... .................................. ...................................
         Stephen L. Eddy                       Vice President                     Peoples
         ..................................... .................................. ...................................
         Dana R. Mitiguy                       Chief Investment Officer           Peoples
         ..................................... .................................. ...................................
         Larry D. Pelletier                    Vice President                     Peoples
                                                                                  217 Main Street
                                                                                  Lewiston, Maine 04240
         ..................................... .................................. ...................................
         Carolyn B. May                        Vice President                     Peoples
                                                                                  217 Main Street
                                                                                  Lewiston, Maine 04240
         ..................................... .................................. ...................................
         Kevin K. Brown                        Vice President                     Peoples
         ..................................... .................................. ...................................
         Donald W. Smith                       Vice President                     Peoples
         ..................................... .................................. ...................................
         John W. Gibbons                       Vice President                     Peoples
         ..................................... .................................. ...................................
         Joseph M. Pratt                       Vice President                     Peoples
                                                                                  74 Hammond Street
                                                                                  Bangor, Maine 04401
         ..................................... .................................. ...................................
         Lucy L. Tucker                        Vice President                     Peoples
         ..................................... .................................. ..................................
         Nancy W. Bard                         Assistant Vice President           Peoples
         ..................................... .................................. ...................................
         Douglas P. Adams                      Trust Officer                      Peoples
         ..................................... .................................. ...................................
         Melanie L. Bishop                     Trust Officer                      Peoples
         ..................................... .................................. ...................................
         Jeffrey Oldfield                      Vice President                     Peoples
         ..................................... .................................. ...................................
         Janet E. Milley                       Assistant Vice President           Peoples
                                                                                  74 Hammond Street
                                                                                  Bangor, Maine 04401
         ..................................... .................................. ...................................
         Kathryn Dion                          Vice President                     Peoples
                                                                                  217 Main Street
                                                                                  Lewiston, Maine 04240

(e)      Brown Investment Advisory & Trust Company

         The   description  of  Brown   Investment   Advisory  &  Trust  Company
         ("Brown")(investment adviser to BIA Small-Cap Growth Fund and BIA Growth Equity Fund) contained in Parts A and B of post-effective amendment No. 72 (accession number 0001004402-99-000308) is incorporated by reference herein.

         The following are the directors and principal executive officers of Brown, including their business connections, which are of a substantial nature. The address of Brown is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Michael D. Hankin                     President, Chief Executive         Brown
                                Officer, Trustee
                                               .................................. ...................................
                                               President                          The Maryland Zoological Society
                                               .................................. ...................................
                                               Trustee                            The Valleys Planning Council
         ..................................... .................................. ...................................
         David L. Hopkins, Jr.                 Chairman                           Brown
                                               .................................. ...................................
                                               Director                           Westvaco Corporation
                                               .................................. ...................................
                                               Director                           Metropolitan Opera Association
                                               .................................. ...................................
                                               Trustee and Chairman, Finance      Episcopal Church Foundation
                                               Committee
                                               .................................. ...................................
                                               Trustee                            Maryland Historical Society
         ..................................... .................................. ...................................
         Charles W. Cole, Jr.                  Vice Chairman of the Board of      Brown
                                               Trustees
                                               .................................. ...................................
                                               Director                           Flag Investors Mutual Funds
                                               .................................. ...................................
                                               Director                           Provident Bankshares Corporation
                                                                                  and Provident Bank of Maryland
                                               .................................. ...................................
                                               Director, Chairman of Investment   The University of Maryland
                                               Committee                          Foundation
                                               .................................. ...................................
                                               Board of Regents                   The University of Maryland Systems
                                               .................................. ...................................
                                               Member                             The Governor's Committee on
                                                                                  School Funding
                                               .................................. ...................................
                                               Member                             Investment Committee of Helix
                                                                                  Health System
                                               .................................. ...................................
                                               Chairman of Investment Committee   France-Merrick Foundation
                                               .................................. ...................................
                                               Trustee and Chairman               Baltimore Council on Foreign
                                                                                  Affairs
         ..................................... .................................. ...................................
         Truman T. Semans                      Vice Chairman of the Board of      Brown
                                               Trustees
                                               .................................. ...................................
                                               Trustee, Member and Former         Duke University
                                               Chairman of Investment Committee
                                               .................................. ...................................
                                               Trustee, Chairman of Finance       Lawrenceville School
                                               Committee and Member of
                                               Investment and Executive
                                               Committees
                                               .................................. ...................................
                                               Board of Directors, Member of      Chesapeake Bay Foundation
                                               Investment and Executive
                                               Committees
                                               .................................. ...................................
                                               Chairman                           Flag Investors Mutual Funds
                                               .................................. ...................................
                                               Investment Committee Member        Mercy Medical Center
                                               .................................. ...................................
                                               Investment Committee Member        St. Mary's Seminary
                                               .................................. ...................................
                                               Investment Committee Member        Archdiocese of Baltimore
                                               .................................. ...................................
                                               Investment Committee Member        Robert E. Lee Memorial Foundation
                                               .................................. ...................................
                                               Investment Committee Member        W. Alton Jones Foundation
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         William C. Baker                      Trustee                            Brown
                                               .................................. ...................................
                                               President and Chief Executive      Chesapeake Bay Foundation
                                               Officer
                                               .................................. ...................................
                                               Trustee                            John Hopkins Hospital
                                               .................................. ...................................
                                               Member                             Washington College Board of
                                                                                  Visitors and Governors
                                               .................................. ...................................
                                               Director                           Baltimore Community Foundation
         ..................................... .................................. ...................................
         Jack S. Griswold                      Trustee                            Brown
                                               .................................. ...................................
                                               Managing Director                  Armata Partners
                                               .................................. ...................................
                                               Director                           Alex. Brown Realty
                                               .................................. ...................................
                                               Trustee                            The Baltimore Community Foundation
                                               .................................. ...................................
                                               Trustee                            The Chesapeake Bay Foundation
                                                                                  Living Classrooms
                                               .................................. ...................................
                                               Chairman                           Maryland Historical Society
                                               .................................. ...................................
                                               Member                             Washington College Board of
                                                                                  Visitors and Governors
                                               .................................. ...................................
                                               Treasurer                          Washington College
                                               .................................. ...................................
                                               Chair                              Campaign for Washington's College
         ..................................... .................................. ...................................
         Earl L. Linehan                       Trustee                            Brown
                                               .................................. ...................................
                                               President                          Woodbrook Capital, Inc.
                                               .................................. ...................................
                                               Chairman                           Strescon Industries
                                               .................................. ...................................
                                               Chairman                           UMBC Board of Visitors
                                               .................................. ...................................
                                               Chairman Investment Committee      Gilman School
                                               .................................. ...................................
                                               Board of Directors Member          Stoneridge, Inc.
                                               .................................. ...................................
                                               Board of Directors Member          Sagemaker, Inc.
                                               .................................. ...................................
                                               Board of Directors Member          Medical Mutual Liability
                                                                                  Insurance Society of Maryland
                                               .................................. ...................................
                                               Board of Directors Member          Heritage Properties, Inc.
                                               .................................. ...................................
                                               Board of Directors Member          St. Mary's Seminary & University
                                               .................................. ...................................
                                               Board of Directors Member          St. Ignatius Loyola Academy
                                               .................................. ...................................
                                               Board of Directors Member          University of Notre Dame Advisory
                                                                                  Council
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Walter D. Pinkard, Jr.                Trustee                            Brown
                                               .................................. ...................................
                                               President and Chief Executive      Colliers Pinkard
                                               Officer
                                               .................................. ...................................
                                               Chairman                           The Americas Region of Colliers
                                                                                  International
                                               .................................. ...................................
                                               Vice President                     France Foundation
                                               .................................. ...................................
                                               Chairman                           The Baltimore Community Foundation
                                               .................................. ...................................
                                               Board of Directors Member          France-Merrick Foundation
                                               .................................. ...................................
                                               Trustee                            The John Hopkins University
                                               .................................. ...................................
                                               Trustee                            The Greater Baltimore Committee
                                               .................................. ...................................
                                               Trustee                            Gilman School
                                               .................................. ...................................
                                               Trustee                            Calvert School
                                               .................................. ...................................
                                               Trustee                            The Baltimore Community Foundation
                                               .................................. ...................................
                                               Trustee                            The East Baltimore Community
                                                                                  Development Bank
                                               .................................. ...................................
                                               Trustee                            The Greater Baltimore Alliance
                                               .................................. ...................................
                                               Director                           Baltimore Reads, Inc.
                                               .................................. ...................................
                                               Trustee                            The Downtown Baltimore District
                                                                                  Authority
                                               .................................. ...................................
                                               Trustee                            The Yale University Development
                                                                                  Board
                                               .................................. ...................................
                                               Trustee                            The Maryland Business Roundtable
                                                                                  for Education
         ..................................... .................................. ...................................
         John J.F. Sherrerd                    Trustee                            Brown
                                               .................................. ...................................
                                               Director                           Provident Mutual Life Insurance
                                                                                  Company
                                               .................................. ...................................
                                               Director                           C. Brewer and Company
                                               .................................. ...................................
                                               Trustee, Vice Chairman of          Princeton University
                                               Executive Committee
                                               .................................. ...................................
                                               Trustee, Chairman of Investment    The Robertson Foundation
                                               Committee
                                               .................................. ...................................
                                               Trustee                            GESU School
                                               .................................. ...................................
                                               Director and Executive Committee   Princeton Investment Management
                                               Member
                                               .................................. ...................................
                                               Board of Overseers                 University of Pennsylvania
                                                                                  Wharton School.
         ..................................... .................................. ...................................
         David M. Churchill, CPA               Chief Financial Officer            Brown
         ..................................... .................................. ...................................
         Michael D. Hankin                     Chief Executive Officer            Brown
         ..................................... .................................. ...................................


(f)      Polaris Capital Management, Inc.

         The description of Polaris Capital Management, Inc. ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of post-effective amendment No. 77 (accession number 0001004402-99-000487) is incorporated by reference herein.

         The following are the directors and principal executive officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Bernard R. Horn, Jr.                  President, Portfolio Manager       Polaris
         ..................................... .................................. ...................................
         Edward E. Wendell, Jr.                Treasurer                          Polaris

                                               .................................. ...................................

                                               President                          Boston Investor Services, Inc.

         ..................................... .................................. ...................................



(g)      Mastrapasqua & Associates

         The       description      of       Mastrapasqua      &      Associates
         ("Mastrapasqua")(investment adviser to Virtual Growth/Value Fund) contained in Parts A and B of this filing is incorporated by reference herein.

         The following are the directors and principal executive officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Frank Mastrapasqua                    Chairman, CEO and Portfolio        Mastrapasqua
                                               Manager

         ..................................... .................................. ...................................

         Thomas A. Trantum                     President, Portfolio Manager and   Mastrapasqua
                                               Security Analyst



ITEM 27.  PRINCIPAL UNDERWRITERS


(a) Forum Fund Services, LLC, Registrant's underwriter, or its affiliate, Forum Financial Services, Inc., serve as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:


          The Cutler Trust                        Monarch Funds
          Memorial Funds                          Sound Shore Fund, Inc.
          Forum Funds                             TrueCrossing Funds

(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.


         Name                                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
         John Y. Keffer                                    President                     Chairman, President
         ..................................... .................................. ...................................
         David I Goldstein                                 Secretary                        Vice President
         ..................................... .................................. ...................................
         Ronald H. Hirsch                                  Treasurer                          Treasurer


(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

         None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on March 31, 2000.



                                      FORUM FUNDS


                                      By: /s/ John Y. Keffer
                                               John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on March 31, 2000.


(a)      Principal Executive Officer

         /s/ John Y. Keffer
         John Y. Keffer
         President and Chairman

(b)      Principal Financial Officer


         /s/ Ronald H. Hirsch
         Ronald H. Hirsch
         Treasurer


(c)      A majority of the Trustees

         /s/ John Y. Keffer
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By: /s/ John Y. Keffer
         John Y. Keffer
         Attorney in Fact*

*Pursuant to powers of attorney previously filed as Other Exhibits to this Registration Statement.

                                   SIGNATURES


On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Forum Funds to be signed in the City of Portland, State of Maine on March 31, 2000.


                                         CORE TRUST (DELAWARE)


                                         By:    /s/ John Y. Keffer
                                                  John Y. Keffer, President


On behalf of Core Trust (Delaware), this amendment to the Registration Statement of Forum Funds has been signed below by the following persons in the capacities indicated on March 31, 2000.


(d)      Principal Executive Officer

         /s/ John Y. Keffer
         John Y. Keffer
         President and Chairman

(e)      Principal Financial Officer


         /s/ Ronald H. Hirsch
         Ronald H. Hirsch
         Treasurer


(f)      A majority of the Trustees

         /s/ John Y. Keffer
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By: /s/ John Y. Keffer
         John Y. Keffer
         Attorney in Fact*

*Pursuant to powers of attorney previously filed as Other Exhibits to this Registration Statement.

                                INDEX TO EXHIBITS


(h)(6) Shareholder Service Plan of Registrant dated March 1, 2000 relating to BIA Small Cap Growth Fund and BIA Growth Equity Fund

(p)(1)   Code of Ethics adopted by Registrant.

(p)(2)   Code of Ethics adopted by Brown Investment Advisors.

(p)(3)   Code of Ethics adopted by H.M. Payson & Co.

(p)(4)   Code of Ethics adopted By Austin Investment Management, Inc.

(p)(5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC.

(p)(7)   Code of Ethics adopted by Peoples Heritage Bank.

(p)(6)   Code of Ethics adopted by Polaris Capital Management, Inc.

(p)(8)   Code of Ethics adopted by Wells Capital Management.

(p)(9)   Code of Ethics adopted by Wells Fargo Bank.

(p)(10) Joint Code of Ethics adopted by Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust.